Financial Instruments - Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 916,790	₩ 1,094,464	₩ 977,771	₩ 999,678
Trade accounts and notes receivables, net [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	588,733	634,129
Other accounts receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	160,729	187,706
Loans [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	147,980	258,957
Other assets [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 19,348	₩ 13,672